Fair Value Measurement (Details) - Schedule of change in fair value of the 2020 and 2021 Warrants - Blade Therapeutics, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement (Details) - Schedule of change in fair value of the 2020 and 2021 Warrants [Line Items]
Beginning balance	$ 630
Issuance of warrants	1,644	630
Change in fair value of the 2020 and 2021 Warrants	861
Ending balance	$ 3,135	$ 630